Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020 and June 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020	June 30, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$65,698,018	$65,691,936

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$65,691,936